Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net of income tax recovery under available for sale investment	$ 160,380	$ 146,000
Net of income tax - Cash flow hedges